Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Loans
The composition of Net loans at December 31, was as follows:

	2011	2010
	(Dollars in thousands)
Residential real estate	$147,426	$132,533
Construction real estate	28,077	18,578
Commercial real estate	189,770	167,056
Commercial	21,128	20,604
Consumer	6,134	6,046
Municipal	31,784	31,455
Gross loans	424,319	376,272
Allowance for loan losses	(4,226)	(3,755)
Net deferred loan costs	177	188
Net loans	$420,270	$372,705

The loans acquired in the May 27, 2011 branch acquisition (see Note 9) were recorded at fair value at the time of acquisition. The net carrying amount of the acquired loans included in the December 31, 2011 loan balances above total $27.9 million. The fair value adjustment is being amortized as an adjustment to the related loan yield over the estimated average life of the loans.

Residential real estate loans aggregating $9.9 million and $9.6 million at December 31, 2011 and 2010, respectively, were pledged as collateral on deposits of municipalities. Qualified first mortgages held by Union may also be pledged as collateral for borrowings from the FHLB of Boston under a blanket lien.

A summary of current, past due and nonaccrual loans as of the balance sheet dates follows:

December 31, 2011	Current	30-89 Days	Over 90 Days and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$140,330	$3,819	$606	$2,671	$147,426
Construction real estate	26,849	961	175	92	28,077
Commercial real estate	182,122	5,165	1,104	1,379	189,770
Commercial	20,629	376	12	111	21,128
Consumer	6,045	34	—	55	6,134
Municipal	31,784	—	—	—	31,784
Total	$407,759	$10,355	$1,897	$4,308	$424,319

December 31, 2010	Current	30-89 Days	Over 90 Days and accruing	Nonaccrual	Total
	(Dollars in thousands)
Residential real estate	$123,573	$6,446	$587	$1,927	$132,533
Construction real estate	18,369	116	45	48	18,578
Commercial real estate	163,524	2,729	173	630	167,056
Commercial	20,295	161	—	148	20,604
Consumer	5,953	53	1	39	6,046
Municipal	31,455	—	—	—	31,455
Total	$363,169	$9,505	$806	$2,792	$376,272

Aggregate interest on nonaccrual loans not recognized was $903 thousand and $677 thousand for the years ended December 31, 2011 and 2010, respectively.